INCOME TAX (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Jan. 01, 2008	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
NOL carry forward description		Net operation losses (“NOLs”) can carry forward indefinitely up to offset 80% of taxable income after CARES Act effect on December 31, 2017.		Net operation losses (“NOLs”) can carry forward indefinitely up to offset 80% of taxable income after CARES Act effect on December 31, 2017.
Deferred tax asset		$ 250,000		$ 165,000
Taxable income tax rate		16.50%	16.50%	16.50%	16.50%
Income tax rate	25.00%
Deferred tax assets		$ 226,000		$ 169,000
CHINA
Income taxes paid		$ 10,388